Employee benefit expense - Emoluments of the Directors of Rentokil Initial plc (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Highest paid director
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	£ 1,032,800	£ 1,942,300	£ 2,698,700
Aggregate gains made by Directors on exercise of share options	4,824,500	3,729,400
Aggregate amount receivable under long-term incentive schemes	877,100	1,397,600	831,900
Directors' remuneration expense	6,734,400	7,069,300	3,530,600
Other directors
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	633,400	1,188,400	1,557,500
Aggregate gains made by Directors on exercise of share options			233,800
Aggregate amount receivable under long-term incentive schemes	441,000	485,300	380,300
Directors' remuneration expense	£ 1,074,400	£ 1,673,700	£ 2,171,600